Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Mar. 31, 2025	Mar. 31, 2024
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 9,650	¥ 8,231
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,896	2,101
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,629	3,139
EU & U.K. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,655	1,469
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 1,470	¥ 1,522

[1]	Other than above, there were ¥248 billion and ¥248 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2024 and 2025, respectively. These securities are primarily Japanese government, agency and municipal securities.